SEMI-ANNUAL
                         REPORT

              December 31, 2000
                    (Unaudited)

            Tax-Free Money Fund

 California Tax-Free Money Fund

       Ohio Tax-Free Money Fund

    Florida Tax-Free Money Fund

Tax-Free Intermediate Term Fund                   [PHOTO]

     Ohio Insured Tax-Free Fund            The Mark of Excellence


                               [LOGO] TOUCHSTONE
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                                                                 Family of Funds

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                                   Tax-Exempt
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[GRAPHIC OMITTED]

TABLE OF CONTENTS
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                                                                            Page
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Letter from the President                                                      3
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Statements of Assets and  Liabilities                                        4-6
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Statements of Operations                                                     7-9
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Statements of Changes in Net Assets                                        10-12
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Financial Highlights                                                       13-19
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Notes to Financial Statements                                              20-28
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Portfolios of Investments:
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     Tax-Free Money Fund                                                   29-30
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     California Tax-Free Money Fund                                        31-33
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     Ohio Tax-Free Money Fund                                              34-38
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     Florida Tax-Free Money Fund                                           39-40
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     Tax-Free Intermediate Term Fund                                       41-43
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     Ohio Insured Tax-Free Fund                                            44-46
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Notes to Portfolios of Investments                                            47
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                           TOUCHSTONE FAMILY OF FUNDS

LETTER FROM THE PRESIDENT
================================================================================

[PHOTO]

Dear Fellow Touchstone Shareholder:

We are pleased to provide you with Touchstone Tax-Free Trust's semi-annual report for the six months ended December 31, 2000. This update includes the investment activity and performance of the Touchstone Tax-Free Money Fund, Touchstone California Tax-Free Money Fund, Touchstone Florida Tax-Free Money Fund, Touchstone Ohio Tax-Free Money Fund, Touchstone Tax-Free Intermediate Term Fund and Touchstone Ohio Insured Tax-Free Fund.

Touchstone Family of Funds eliminated overlapping investment offerings and added two new funds this year, broadening our product base to 20 mutual funds. The expanded product portfolio now includes U.S. and international equity funds, taxable and tax-free bond funds and money market funds. The new fund lineup spans the entire risk spectrum to help meet a wide variety of investment goals.

In the year 2000 equity and bond markets differed greatly from the markets of the nineties. Volatility was high for much of the year. Prices returned to more normalized ranges as the markets reacted to economic, social and business news in the U.S. and abroad. Global growth peaked in the spring. The Federal Reserve Board raised rates three times in 2000, oil prices soared in the second and third quarters and Gross Domestic Product growth slowed significantly in the second half of 2000. Technology stocks, which had tripled in value the prior two years, led the NASDAQ to its worst one-year performance ever. The Treasury market rallied throughout the fourth quarter as many equity investors moved from the volatility of the equity markets to the relative calm of fixed income investments. By year-end, indicators of economic activity showed a fairly abrupt slowdown in the U.S. economy. And on January 3, 2001, the Federal Reserve Board cut the fed funds target rate by one-half percent, signaling a loosening of the Fed's policy.

Municipal bonds were one of the top performers in the fixed income market throughout much of the year, creating an attractive opportunity for tax-conscious investors. In the fourth quarter, municipal valuations remained at attractive levels relative to Treasury notes and bonds of comparable maturity. However, yields on tax-free bonds declined near year-end as retail investors became eager buyers. We will continually monitor the economic conditions for signs of future Fed activity and capitalize on fluctuating yields on short-term municipal obligations. We believe that the near term outlook for the fixed income markets, especially in municipal sectors, remains positive as economic weakness combined with stable inflation gives the Federal Reserve further reason to ease monetary policy.

With the economy shifting into a lower gear, there are a host of forces that could impact the U.S. expansion. These include fiscal policy, consumer spending, credit trends, energy prices, currency markets and more. We believe our managers' disciplined approach to investment management is well suited to help you attain your goals while optimizing tax-free income.

Thank you again for the opportunity to work on your behalf. We appreciate your continued confidence in the Touchstone Family of Funds and we look forward to strengthening relationships and serving your financial needs in the years ahead.

Best regards,

/s/ Jill McGruder

Jill McGruder
President
Touchstone Family of Funds

Touchstone mutual funds are distributed by Touchstone Securities, Inc., a member of NASD and SIPC.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                                      CALIFORNIA
                                                        TAX-FREE       TAX-FREE
(000's)                                                MONEY FUND     MONEY FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost ..............................     $ 27,206       $ 76,240
                                                        =======================
   At market value (Note 2) .......................     $ 27,206       $ 76,240
Cash ..............................................           16            928
Interest receivable ...............................          291            612
Other assets ......................................           10              1
                                                        -----------------------
TOTAL ASSETS ......................................       27,523         77,781
                                                        -----------------------

LIABILITIES

Dividends payable .................................            1              3
Payable to affiliates (Note 4) ....................           10             40
Payable for securities purchased ..................          215             --
Other accrued expenses and liabilities ............            8             26
                                                        -----------------------
TOTAL LIABILITIES .................................          234             69
                                                        -----------------------

NET ASSETS ........................................     $ 27,289       $ 77,712
                                                        =======================

NET ASSETS CONSIST OF:
Paid-in capital ...................................     $ 27,293       $ 77,712
Accumulated net realized losses from
   security transactions ..........................           (4)            --
                                                        -----------------------

NET ASSETS ........................................     $ 27,289       $ 77,712
                                                        =======================

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
      no par value) (Note 5) ......................       27,303         77,712
                                                        =======================
Net asset value, offering price and
   redemption price per share (Note 2) ............     $   1.00       $   1.00
                                                        =======================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                         OHIO         FLORIDA
                                                       TAX-FREE       TAX-FREE
(000's)                                               MONEY FUND     MONEY FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................     $ 411,736      $  17,705
                                                       ========================
   At market value (Note 2) ......................     $ 411,736      $  17,705
Cash .............................................         1,210             85
Interest receivable ..............................         3,402            132
Other assets .....................................             7              3
                                                       ------------------------
TOTAL ASSETS .....................................       416,355         17,925
                                                       ------------------------

LIABILITIES

Dividends payable ................................           560             28
Payable to affiliates (Note 4) ...................           164              7
Other accrued expenses and liabilities ...........            68              9
                                                       ------------------------
TOTAL LIABILITIES ................................           792             44
                                                       ------------------------

NET ASSETS .......................................     $ 415,563      $  17,881
                                                       ========================

NET ASSETS CONSIST OF:
Paid-in capital ..................................     $ 415,565      $  17,889
Accumulated net realized losses from
   security transactions .........................            (2)            (8)
                                                       ------------------------

NET ASSETS .......................................     $ 415,563      $  17,881
                                                       ========================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ...........     $ 235,266      $  17,881
                                                       ========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
      no par value) (Note 5) .....................       235,262         17,889
                                                       ========================
Net asset value, offering price and
   redemption price per share (Note 2) ...........     $    1.00      $    1.00
                                                       ========================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ....     $ 180,297      $      --
                                                       ========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
      no par value) (Note 5) .....................       180,304             --
                                                       ========================
Net asset value, offering price and
   redemption price per share (Note 2) ...........     $    1.00      $      --
                                                       ========================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                        TAX-FREE    OHIO INSURED
                                                      INTERMEDIATE    TAX-FREE
(000's)                                                 TERM FUND       FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost ...............................     $ 38,929      $ 57,837
                                                         ======================
   At market value (Note 2) ........................     $ 40,265      $ 61,551
Cash ...............................................          121            83
Interest receivable ................................          515           514
Receivable for capital shares sold .................           19             3
Other assets .......................................           18            11
                                                         ----------------------
TOTAL ASSETS .......................................       40,938        62,162
                                                         ----------------------

LIABILITIES
Dividends payable ..................................           32            84
Payable for capital shares redeemed ................           47            93
Payable for securities purchased ...................        1,078            --
Payable to affiliates (Note 4) .....................           25            34
Other accrued expenses and liabilities .............            7            10
                                                         ----------------------
TOTAL LIABILITIES ..................................        1,189           221
                                                         ----------------------

NET ASSETS .........................................     $ 39,749      $ 61,941
                                                         ======================

NET ASSETS CONSIST OF:
Paid-in capital ....................................     $ 39,251      $ 58,246
Accumulated net realized losses from
   security transactions ...........................         (838)          (19)
Net unrealized appreciation on investments .........        1,336         3,714
                                                         ----------------------

NET ASSETS .........................................     $ 39,749      $ 61,941
                                                         ======================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ............     $ 36,482      $ 57,341
                                                         ======================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
      no par value) (Note 5) .......................        3,316         4,797
                                                         ======================
Net asset value and redemption price per
   share (Note 2) ..................................     $  11.00      $  11.95
                                                         ======================
Maximum offering price per share (Note 2) ..........     $  11.55      $  12.55
                                                         ======================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ............     $  3,267      $  4,600
                                                         ======================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
      no par value) (Note 5) .......................          297           385
                                                         ======================
Net asset value and redemption price per
   share (Note 2) ..................................     $  11.00      $  11.95
                                                         ======================
Maximum offering price per share (Note 2) ..........     $  11.14      $  12.10
                                                         ======================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                                      CALIFORNIA
                                                          TAX-FREE     TAX-FREE
(000's)                                                  MONEY FUND   MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ....................................      $   628       $ 1,499
                                                          ---------------------
EXPENSES
Investment advisory fees (Note 4) ..................           69           193
Accounting services fees (Note 4) ..................           15            19
Transfer agent fees (Note 4) .......................           15            15
Distribution expenses (Note 4) .....................           --            25
Professional fees ..................................           12            13
Custodian fees .....................................            9            11
Postage and supplies ...............................           10             3
Registration fees ..................................            8             4
Trustees' fees and expenses ........................            3             3
Reports to shareholders ............................            2             2
Pricing expenses ...................................            1             2
Insurance expense ..................................           --             1
                                                          ---------------------
TOTAL EXPENSES .....................................          144           291
Fees waived by the Adviser (Note 4) ................          (22)           (2)
                                                          ---------------------
NET EXPENSES .......................................          122           289
                                                          ---------------------

NET INVESTMENT INCOME ..............................          506         1,210
                                                          ---------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........      $   506       $ 1,210
                                                          =====================
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                            OHIO       FLORIDA
                                                          TAX-FREE     TAX-FREE
(000's)                                                  MONEY FUND   MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ......................................     $ 8,251      $   404
                                                           --------------------

EXPENSES
Investment advisory fees (Note 4) ....................         821           48
Distribution expenses, Retail class (Note 4) .........         248            1
Accounting services fees (Note 4) ....................          36           14
Transfer agent fees, Retail class (Note 4) ...........          36            6
Transfer agent fees, Institutional class (Note 4) ....           6           --
Custodian fees (Note 4) ..............................          37            6
Registration fees ....................................          22            1
Postage and supplies .................................          20            2
Professional fees ....................................          10           11
Pricing expenses .....................................           6            1
Insurance expense ....................................           5            1
Trustees' fees and expenses ..........................           3            3
Reports to shareholders ..............................           2            2
                                                           --------------------
TOTAL EXPENSES .......................................       1,252           96
Fees waived by the Adviser (Note 4) ..................         (35)         (33)
                                                           --------------------
NET EXPENSES .........................................       1,217           63
                                                           --------------------

NET INVESTMENT INCOME ................................       7,034          341
                                                           --------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ........          --            5
                                                           --------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...........     $ 7,034      $   346
                                                           ====================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                          TAX-FREE  OHIO INSURED
                                                        INTERMEDIATE  TAX-FREE
(000's)                                                   TERM FUND     FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .........................................   $ 1,074     $ 1,782
                                                            -------------------
EXPENSES
Investment advisory fees (Note 4) .......................       100         159
Transfer agent fees, Class A (Note 4) ...................        23          14
Transfer agent fees, Class C (Note 4) ...................         6           6
Accounting services fees (Note 4) .......................        21          24
Distribution expenses, Class A (Note 4) .................        11          12
Professional fees .......................................        11          11
Postage and supplies ....................................        14           4
Registration fees, Common ...............................         2           1
Registration fees, Class A ..............................         5           2
Registration fees, Class C ..............................         5           2
Custodian fees ..........................................         4           8
Pricing expenses ........................................         5           6
Trustees' fees and expenses .............................         3           3
Reports to shareholders .................................         2           2
Insurance expense .......................................         1           1
                                                            -------------------
TOTAL EXPENSES ..........................................       213         255
Fees waived by the Adviser (Note 4) .....................        (3)         (4)
                                                            -------------------
NET EXPENSES ............................................       210         251
                                                            -------------------

NET INVESTMENT INCOME ...................................       864       1,531
                                                            -------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ...........         2         305
Net change in unrealized appreciation/depreciation
   on investments .......................................     1,166       2,491
                                                            -------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........     1,168       2,796
                                                            -------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............   $ 2,032     $ 4,327
                                                            ===================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

======================================================================================================
                                                                                      CALIFORNIA
                                                             TAX-FREE                  TAX-FREE
                                                            MONEY FUND                MONEY FUND
                                                    --------------------------------------------------
                                                     SIX MONTHS                SIX MONTHS
                                                       ENDED         YEAR        ENDED         YEAR
                                                    DECEMBER 31,    ENDED     DECEMBER 31,    ENDED
                                                       2000        JUNE 30,      2000        JUNE 30,
(000's)                                             (UNAUDITED)      2000     (UNAUDITED)      2000
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ............................   $     506    $     841        1,210    $   1,731
Net realized gains from security transactions ....          --           --           --           13
                                                     ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......         506          841        1,210        1,744
                                                     ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income .......................        (506)        (847)      (1,210)      (1,731)
                                                     ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Proceeds from shares sold .....................      24,301       48,617      139,400      333,265
   Reinvested distributions ......................         495          839        1,165        1,665
   Payments for shares redeemed ..................     (22,701)     (49,490)    (125,753)    (320,010)
                                                     ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS ............................       2,095          (34)      14,812       14,920
                                                     ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........       2,095          (40)      14,812       14,933

NET ASSETS
Beginning of period ..............................      25,194       25,234       62,900       47,967
                                                     ------------------------------------------------
End of period ....................................   $  27,289    $  25,194    $  77,712    $  62,900
                                                     ================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

===========================================================================================================
                                                                   OHIO                    FLORIDA
                                                                 TAX-FREE                  TAX-FREE
                                                                MONEY FUND                MONEY FUND
                                                        ---------------------------------------------------
                                                         SIX MONTHS                SIX MONTHS
                                                           ENDED         YEAR        ENDED         YEAR
                                                        DECEMBER 31,    ENDED     DECEMBER 31,    ENDED
                                                           2000        JUNE 30,      2000        JUNE 30,
(000's)                                                 (UNAUDITED)      2000     (UNAUDITED)      2000
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $   7,034    $  12,211    $     341    $    (795)
Net realized gains (losses) from security transactions          --          (12)           5           (2)
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........       7,034       12,199          346          793
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail ...................      (3,933)      (6,796)        (341)        (521)
From net investment income, Institutional ............      (3,101)      (5,415)          --         (274)
                                                         ------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................      (7,034)     (12,211)        (341)        (795)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
RETAIL
Proceeds from shares sold ............................     252,179      392,668       19,042       32,945
Reinvested distributions .............................       3,871        6,577          160          448
Payments for shares redeemed .........................    (235,346)    (399,368)     (19,570)     (36,511)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   RETAIL SHARE TRANSACTIONS .........................      20,704         (123)        (368)      (3,118)
                                                         ------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ............................     173,402      322,144           --       45,795
Reinvested distributions .............................         294          472           --           52
Payments for shares redeemed .........................    (126,287)    (365,828)          --      (61,138)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   INSTITUTIONAL SHARE TRANSACTIONS ..................      47,409      (43,212)          --      (15,291)
                                                         ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      68,113      (43,347)        (363)     (18,411)

NET ASSETS
Beginning of period ..................................     347,450      390,797       18,244       36,655
                                                         ------------------------------------------------
End of period ........................................   $ 415,563    $ 347,450    $  17,881    $  18,244
                                                         ================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

=======================================================================================================
                                                               TAX-FREE              OHIO INSURED
                                                             INTERMEDIATE              TAX-FREE
                                                               TERM FUND                 FUND
                                                       ------------------------------------------------
                                                        SIX MONTHS              SIX MONTHS
                                                          ENDED         YEAR      ENDED         YEAR
                                                       DECEMBER 31,    ENDED   DECEMBER 31,    ENDED
                                                           2000       JUNE 30,     2000       JUNE 30,
(000's)                                                (UNAUDITED)      2000   (UNAUDITED)      2000
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $    864    $  2,075    $  1,531    $  3,167
Net realized gains (losses) from security transactions          2        (478)        305        (250)
Net change in unrealized appreciation/depreciation
   on investments ....................................      1,166        (481)      2,491      (1,307)
                                                         --------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........      2,032       1,116       4,327       1,610
                                                         --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income, Class A ..................       (804)     (1,930)     (1,452)     (2,986)
 From net investment income, Class C ..................        (60)       (145)        (79)       (181)
                                                         --------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................       (864)     (2,075)     (1,531)     (3,167)
                                                         --------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ............................      3,564      10,950      44,149      66,103
Reinvested distributions .............................        622       1,548       1,010       2,115
Payments for shares redeemed .........................     (5,592)    (22,700)    (50,041)    (69,927)
                                                         --------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS A
   SHARE TRANSACTIONS ................................     (1,406)    (10,202)     (4,882)     (1,709)
                                                         --------------------------------------------
CLASS C
Proceeds from shares sold ............................        341         899       1,313         138
Reinvested distributions .............................         55         131          64         152
Payments for shares redeemed .........................       (600)     (2,211)       (535)     (1,316)
                                                         --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS ................................       (204)     (1,181)        842      (1,026)
                                                         --------------------------------------------

TOTAL DECREASE IN NET ASSETS .........................       (442)    (12,342)     (1,244)     (4,292)

NET ASSETS
Beginning of period ..................................     40,191      52,533      63,185      67,477
                                                         --------------------------------------------
End of period ........................................   $ 39,749    $ 40,191    $ 61,941    $ 63,185
                                                         ============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED
                                        DECEMBER 31,                              YEAR ENDED JUNE 30,
                                            2000          ------------------------------------------------------------------
                                        (UNAUDITED)          2000          1999          1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ----------------------------------------------------------------------------------
Net investment income ................       0.019            0.032         0.027         0.030         0.029         0.031
                                         ----------------------------------------------------------------------------------
Dividends from net investment income .      (0.019)          (0.032)       (0.027)       (0.030)       (0.029)       (0.031)
                                         ----------------------------------------------------------------------------------
Net asset value at end of period .....   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ==================================================================================
Total return .........................       3.70%(B)         3.22%         2.75%         3.03%         2.89%         3.15%
                                         ==================================================================================
Net assets at end of period (000's) ..   $  27,289        $  25,194     $  25,234     $  37,383     $  30,126     $  25,342
                                         ==================================================================================
Ratio of net expenses to
   average net assets(A) .............       0.89%(B)         0.89%         0.89%         0.92%         0.99%         0.99%

Ratio of net investment income to
   average net assets ................       3.67%(B)         3.15%         2.74%         2.98%         2.85%         3.09%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.05%(B), 1.00% and 0.95% for the periods ended December 31, 2000 and June 30, 2000 and 1999, respectively (Note 4).

(B)  Annualized.

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED
                                        DECEMBER 31,                              YEAR ENDED JUNE 30,
                                            2000          ------------------------------------------------------------------
                                        (UNAUDITED)          2000          1999          1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ----------------------------------------------------------------------------------
Net investment income ................       0.016            0.027         0.025         0.029         0.028         0.029
                                         ----------------------------------------------------------------------------------
Dividends from net investment income .      (0.016)          (0.027)       (0.025)       (0.029)       (0.028)       (0.029)
                                         ----------------------------------------------------------------------------------
Net asset value at end of period .....   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ==================================================================================
Total return .........................       3.15%(B)         2.75%         2.56%         2.94%         2.81%         2.95%
                                         ==================================================================================
Net assets at end of period (000's) ..   $  77,712        $  62,900     $  47,967     $  41,013     $  32,186     $  36,122
                                         ==================================================================================
Ratio of net expenses to
   average net assets(A) .............       0.75%(B)         0.75%         0.75%         0.77%         0.80%         0.80%

Ratio of net investment income to
   average net assets ................       3.13%(B)         2.72%         2.52%         2.89%         2.76%         2.88%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82% for the year ended June 30, 1996.

(B)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED
                                        DECEMBER 31,                              YEAR ENDED JUNE 30,
                                            2000          ------------------------------------------------------------------
                                        (UNAUDITED)          2000          1999          1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ----------------------------------------------------------------------------------
Net investment income ................       0.018            0.031         0.027         0.030         0.030         0.031
                                         ----------------------------------------------------------------------------------
Dividends from net investment income .      (0.018)          (0.031)       (0.027)       (0.030)       (0.030)       (0.031)
                                         ----------------------------------------------------------------------------------
Net asset value at end of period .....   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ==================================================================================
Total return .........................       3.64%(B)         3.09%         2.73%         3.07%         2.99%         3.14%
                                         ==================================================================================
Net assets at end of period (000's) ..   $ 235,266        $ 214,561     $ 214,691     $ 205,316     $ 166,719     $ 240,323
                                         ==================================================================================
Ratio of net expenses to
   average net assets(A) .............       0.75%(B)         0.75%         0.75%         0.75%         0.75%         0.75%

Ratio of net investment income to
   average net assets ................       3.61%(B)         3.04%         2.68%         3.02%         2.93%         3.09%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.76%(B), 0.77%, 0.77%, 0.76% and 0.77% for the periods ended December 31, 2000 and June 30, 2000, 1999, 1998 and 1997, respectively (Note 4).

(B)  Annualized.

OHIO TAX-FREE MONEY FUND -INSTITUTIONAL
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                                      PERIOD
                                          DECEMBER 31,               YEAR ENDED JUNE 30,               ENDED
                                            2000             ------------------------------------      JUNE 30,
                                         (UNAUDITED)          2000          1999           1998        1997(A)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000
                                         ----------------------------------------------------------------------------------
Net investment income ................       0.019            0.033         0.029         0.033         0.016
                                         ----------------------------------------------------------------------------------
Dividends from net investment income .      (0.019)          (0.033)       (0.029)       (0.033)       (0.016)
                                         ----------------------------------------------------------------------------------
Net asset value at end of period .....   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000
                                         ==================================================================================
Total return .........................       3.89%(C)         3.35%         2.98%         3.33%         3.31%(C)
                                         ==================================================================================
Net assets at end of period (000's) ..   $ 180,297        $ 132,889     $ 176,106     $ 115,266     $  97,589
                                         ==================================================================================
Ratio of net expenses to
   average net assets(B) .............       0.50%(C)         0.50%         0.50%         0.50%         0.50%(C)

Ratio of net investment income to
   average net assets ................       3.86%(C)         3.25%         2.93%         3.27%         3.28%(C)

(A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.51%(C), 0.52%, 0.51%, 0.52% and 0.56%(C) for the periods ended December 31, 2000 and June 30, 2000, 1999, 1998 and 1997, respectively (Note 4).

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

FLORIDA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED
                                        DECEMBER 31,                              YEAR ENDED JUNE 30,
                                            2000          ------------------------------------------------------------------
                                        (UNAUDITED)          2000          1999          1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ----------------------------------------------------------------------------------
Net investment income ................       0.018            0.030         0.026         0.030         0.029         0.032
                                         ----------------------------------------------------------------------------------
Dividends from net investment income .      (0.018)          (0.030)       (0.026)       (0.030)       (0.029)       (0.032)
                                         ----------------------------------------------------------------------------------
Net asset value at end of period .....   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ==================================================================================
Total return .........................       3.53%(B)         3.05%         2.68%         3.03%         2.90%         3.29%
                                         ==================================================================================
Net assets at end of period (000's) ..   $  17,881        $  18,244     $  21,371     $  14,368     $  22,434     $  28,906
                                         ==================================================================================
Ratio of net expenses to
   average net assets(A) .............       0.65%(B)         0.73%         0.75%         0.75%         0.75%         0.61%

Ratio of net investment income to
   average net assets ................       3.50%(B)         2.98%         2.58%         2.98%         2.85%         3.24%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.99%(B), 1.00%, 0.98%, 0.95%, 0.94% and 0.80% for the periods ended December 31, 2000 and June 30, 2000, 1999, 1998, 1997 and 1996, respectively (Note 4).

(B)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS

================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                               DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                   2000          ---------------------------------------------------------------
                                               (UNAUDITED)         2000         1999         1998         1997           1996
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......   $  10.68        $  10.87     $  11.12     $  11.01     $  10.85     $    10.86
                                                 ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income .....................       0.24            0.48         0.48         0.50         0.50           0.50
   Net realized and unrealized gains (losses)
      on investments .........................       0.32           (0.19)       (0.25)        0.11         0.16          (0.01)
                                                 ------------------------------------------------------------------------------
Total from investment operations .............       0.56            0.29         0.23         0.61         0.66           0.49
                                                 ------------------------------------------------------------------------------
Dividends from net investment income .........      (0.24)          (0.48)       (0.48)       (0.50)       (0.50)         (0.50)
                                                 ------------------------------------------------------------------------------
Net asset value at end of period .............   $  11.00        $  10.68     $  10.87     $  11.12     $  11.01     $    10.85
                                                 ==============================================================================
Total return(A) ..............................      5.29%(C)        2.75%        2.07%        5.63%        6.19%          4.51%
                                                 ==============================================================================
Net assets at end of period (000's) ..........   $ 36,482        $ 36,817     $ 47,899     $ 52,896     $ 58,485     $   67,675
                                                 ==============================================================================
Ratio of net expenses to average net assets(B)      0.99%(D)        0.99%        0.99%        0.99%        0.99%          0.99%

Ratio of net investment income to
   average net assets ........................      4.40%(D)        4.47%        4.33%        4.50%        4.55%          4.52%

Portfolio turnover rate ......................        45%(D)          41%          51%          36%          30%            37%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.01%(D) and 1.00% for the periods ended December 31, 2000 and June 30, 2000, respectively.

(C)  Not Annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS

==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                               DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                   2000          -------------------------------------------------------------
                                               (UNAUDITED)         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......   $  10.68        $  10.88     $  11.12     $  11.01     $  10.85     $  10.86
                                                 ----------------------------------------------------------------------------
Income from investment operations:
   Net investment income .....................       0.20            0.40         0.40         0.42         0.43         0.44
   Net realized and unrealized gains (losses)
      on investments .........................       0.32           (0.20)       (0.24)        0.11         0.16        (0.01)
                                                 ----------------------------------------------------------------------------
Total from investment operations .............       0.52            0.20         0.16         0.53         0.59         0.43
                                                 ----------------------------------------------------------------------------
Dividends from net investment income .........      (0.20)          (0.40)       (0.40)       (0.42)       (0.43)       (0.44)
                                                 ----------------------------------------------------------------------------
Net asset value at end of period .............   $  11.00        $  10.68     $  10.88     $  11.12     $  11.01     $  10.85
                                                 ============================================================================
Total return(A) ..............................      4.90%(C)        1.88%        1.40%        4.85%        5.49%        4.00%
                                                 ============================================================================
Net assets at end of period (000's) ..........   $  3,268        $  3,374     $  4,634     $  4,747     $  5,161     $  5,239
                                                 ============================================================================
Ratio of net expenses to average net assets(B)      1.74%(D)        1.74%        1.74%        1.74%        1.65%        1.49%

Ratio of net investment income to
   average net assets ........................      3.65%(D)        3.72%        3.58%        3.75%        3.89%        4.02%

Portfolio turnover rate ......................        45%(D)          41%          51%          36%         30%          37%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.76%(D) and 1.76% for the periods ended December 31, 2000 and June 30, 2000, respectively.

(C)  Not Annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                               DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                   2000          ------------------------------------------------------------
                                               (UNAUDITED)        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $  11.45        $  11.74     $  12.37     $  12.22     $  11.97     $  11.99
                                                ----------------------------------------------------------------------------
Income from investment operations:
   Net investment income ....................       0.28            0.58         0.58         0.61         0.61         0.62
   Net realized and unrealized gains (losses)
      on investments ........................       0.50           (0.29)       (0.34)        0.23         0.25        (0.02)
                                                ----------------------------------------------------------------------------
Total from investment operations ............       0.78            0.29         0.24         0.84         0.86         0.60
                                                ----------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income .....      (0.28)          (0.58)       (0.58)       (0.61)       (0.61)       (0.62)
   Distributions from net realized gains ....         --              --        (0.29)       (0.08)          --           --
                                                ----------------------------------------------------------------------------
Total distributions .........................      (0.28)          (0.58)       (0.87)       (0.69)       (0.61)       (0.62)
                                                ----------------------------------------------------------------------------
Net asset value at end of period ............   $  11.95        $  11.45     $  11.74     $  12.37     $  12.22     $  11.97
                                                ============================================================================
Total return(A) .............................      6.94%(C)        2.60%        1.81%        7.03%        7.36%        5.05%
                                                ============================================================================
Net assets at end of period (000's) .........   $ 57,341        $ 59,600     $ 62,737     $ 69,289     $ 70,816     $ 75,938
                                                ============================================================================
Ratio of net expenses to
   average net assets(B) ....................      0.75%(D)        0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets .......................      4.87%(D)        5.08%        4.72%        4.95%        5.05%        5.12%

Portfolio turnover rate .....................        25%(D)          66%          26%          41%          33%          46%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.76%(D) and 0.77% for the periods ended December 31, 2000 and June 30, 2000, respectively.

(C)  Not Annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED
                                          DECEMBER 31,                              YEAR ENDED JUNE 30,
                                             2000           ------------------------------------------------------------------
                                          (UNAUDITED)          2000          1999          1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .   $   11.44        $   11.74     $   12.37     $   12.22     $   11.97     $   12.00
                                           ----------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ...............        0.24             0.49          0.49          0.52          0.53          0.56
   Net realized and unrealized gains
      (losses) on investments ..........        0.51            (0.30)        (0.34)         0.23          0.25         (0.03)
                                           ----------------------------------------------------------------------------------
Total from investment operations .......        0.75             0.19          0.15          0.75          0.78          0.53
                                           ----------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income        (0.24)           (0.49)        (0.49)        (0.52)        (0.53)        (0.56)
   Distributions from net realized gains          --               --         (0.29)        (0.08)           --            --
                                           ----------------------------------------------------------------------------------
Total distributions ....................       (0.24)           (0.49)        (0.78)        (0.60)        (0.53)        (0.56)
                                           ----------------------------------------------------------------------------------
Net asset value at end of period .......   $   11.95        $   11.44     $   11.74     $   12.37     $   12.22     $   11.97
                                           ==================================================================================
Total return(A) ........................       6.63%(C)         1.75%         1.05%         6.24%         6.65%         4.44%
                                           ==================================================================================
Net assets at end of period (000's) ....   $   4,600        $   3,585     $   4,740     $   5,215     $   4,639     $   3,972
                                           ==================================================================================
Ratio of net expenses to
   average net assets(B) ...............       1.50%(D)         1.50%         1.50%         1.50%         1.42%         1.25%

Ratio of net investment income to
   average net assets ..................       4.10%(D)         4.42%         3.97%         4.20%         4.37%         4.62%

Portfolio turnover rate ................         25%(D)           66%           26%           41%           33%           46%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.51%(D) and 1.56% for the periods ended December 31, 2000 and June 30, 2000, respectively.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is
registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Ohio Tax-Free Money Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of the
Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum front-end sales load of 1.25%, a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

When-issued securities -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At December 31, 2000, the market value of securities segregated for these types of transactions for the Tax-Free Intermediate Term Fund was $1,025,660 and $1,001,855 for the Ohio Insured Tax-Free Fund.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 2000:

--------------------------------------------------------------------------------
                                                         TAX-FREE   OHIO INSURED
                                                       INTERMEDIATE   TAX-FREE
(000's)                                                  TERM FUND      FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation .......................... $  1,421     $  3,714
Gross unrealized depreciation ..........................      (85)          --
                                                         ---------------------
Net unrealized appreciation . .......................... $  1,336     $  3,714
                                                         =====================
--------------------------------------------------------------------------------

The tax basis of portfolio investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of December 31, 2000, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                                         EXPIRES
FUND                                                           AMOUNT    JUNE 30
--------------------------------------------------------------------------------
Tax-Free Money Fund ......................................   $     409     2003
                                                                   564     2004
                                                                 2,865     2008

California Tax-Free Money Fund ...........................   $     447     2007

Ohio Tax-Free Money Fund .................................   $      90     2004
                                                                 2,952     2008

Florida Tax-Free Money Fund ..............................   $   4,527     2007
                                                                 6,777     2008

Tax-Free Intermediate Term Fund ..........................   $ 313,244     2004

Ohio Insured Tax-Free Fund ...............................   $  35,418     2008
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended December 31, 2000:

--------------------------------------------------------------------------------
                                                         TAX-FREE   OHIO INSURED
                                                       INTERMEDIATE   TAX-FREE
(000's)                                                  TERM FUND      FUND
--------------------------------------------------------------------------------
Purchases of investment securities ....................   $ 8,627     $ 7,465
                                                          -------------------
Proceeds from sales and maturities of
   investment securities ..............................   $ 8,351     $ 9,391
                                                          -------------------
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisers, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (IFS), the Trust's transfer agent, shareholder service agent and accounting services agent. The Adviser, the Underwriter and IFS are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the period ended December 31, 2000, the Adviser waived investment advisory fees of $22,078 for the Tax-Free Money Fund, $35,286 for the Ohio Tax-Free Money Fund, $33,426 for the Florida Tax-Free Money Fund, $3,162 for the Tax-Free Intermediate Fund and $22,641 for the Ohio Insured Tax-Free Fund.

TRANSFER AGENT AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and IFS, IFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and IFS, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee, based on current net assets, of $2,500 per month from the Tax-Free Money Fund, $3,000 per month from the California Tax-Free Money Fund, $6,000 per month from the Ohio Tax-Free Money Fund, $2,500 per month from the Florida Tax-Free Money Fund and $3,500 per month from the Tax-Free Intermediate Term Fund and $4,000 from the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $2,577 and $2,535 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the six months ended December 31, 2000. In addition, the Underwriter collected $4,443 and $444 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares or Retail shares of each Fund having two classes of shares may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of December 31, 2000. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington National Bank, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of December 31, 2000. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

---------------------------------------------------------------------------------------------
                                                TAX-FREE INTERMEDIATE       OHIO INSURED
                                                       TERM FUND            TAX-FREE FUND
---------------------------------------------------------------------------------------------
                                                 SIX MONTHS              SIX MONTHS
                                                   ENDED      YEAR         ENDED      YEAR
                                                DECEMBER 31,  ENDED     DECEMBER 31,  ENDED
                                                   2000      JUNE 30,      2000      JUNE 30,
(000's)                                         (UNAUDITED)    2000     (UNAUDITED)    2000
---------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................        330       1,024       3,796       5,795
Shares reinvested ...........................         58         145          87         185
Shares redeemed .............................       (518)     (2,128)     (4,293)     (6,116)
                                                   -----------------------------------------
Net decrease in shares outstanding ..........       (130)       (959)       (410)       (136)
Shares outstanding, beginning of period .....      3,446       4,405       5,207       5,343
                                                   -----------------------------------------
Shares outstanding, end of period ...........      3,316       3,446       4,797       5,207
                                                   =========================================

CLASS C
Shares sold .................................         32          84         113          12
Shares reinvested ...........................          5          12           5          13
Shares redeemed .............................        (56)       (206)        (46)       (116)
                                                   -----------------------------------------
Net increase (decrease) in shares outstanding        (19)       (110)         72         (91)
Shares outstanding, beginning of period .....        316         426         313         404
                                                   -----------------------------------------
Shares outstanding, end of period ...........        297         316         385         313
                                                   =========================================
---------------------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   PORTFOLIO COMPOSITION

As of December 31, 2000, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 93.2% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of December 31, 2000, 31.96% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, and 12.67% in the State of Illinois. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2000, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 2000, 46.4% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 30.3% were rated AA/Aa, 21.8% were rated A/A and 1.6% were not rated.

As of December 31, 2000, 70.4% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Two private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 55.5% of its portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The concentration of investments for each Fund as of December 31, 2000, classified by revenue source, was as follows:

---------------------------------------------------------------------------------------------------------------
                                                          CALIFORNIA    OHIO      FLORIDA   TAX-FREE     OHIO
                                                TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE INTERMEDIATE  INSURED
                                                  MONEY      MONEY      MONEY      MONEY      TERM     TAX-FREE
                                                  FUND       FUND       FUND       FUND       FUND       FUND
---------------------------------------------------------------------------------------------------------------
General Obligations ..........................     8.2%       7.6%      15.9%       6.6%      23.9%      52.4%
Revenue Bonds:
   Industrial Development/Pollution Control ..    36.6%      19.5%      13.6%      13.8%       4.7%         --
   Hospital/Health Care ......................    12.8%       5.3%      35.7%      13.8%      11.3%      10.5%
   Utilities .................................     5.6%      10.3%       9.5%      18.0%      12.6%       7.7%
   Bank & Financial ..........................       --         --         --         --        2.5         --
   Education .................................     7.6%       8.4%       9.9%      15.2%      14.9%      16.5%
   Housing/Mortgage ..........................     4.2%      13.4%       5.3%      17.3%      14.3%       5.0%
   Economic Development ......................    16.4%      11.9%       5.5%         --       2.3%         --
   Public Facilities .........................     6.9%         --       2.1%       3.4%       7.8%       2.8%
   Transportation ............................       --         --         --         --       3.1%       3.3%
   Special Tax ...............................       --       9.7%       1.3%         --         --         --
   Leases ....................................       --         --         --         --         --         --
   Miscellaneous .............................     1.7%      13.9%       1.2%      11.9%       2.6%       1.8%
                                                 -------------------------------------------------------------
Total ........................................   100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                                                 =============================================================

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)

=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON    MATURITY       VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 26.4%                                      RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     501   American Municipal Power Sys. Impt. BANS (Milan Village Proj.) ..     4.450    01/19/01    $     501
      500   American Municipal Power Sys. Equipment BANS
               (Distributive Generation Proj.) ..............................     5.250    01/19/01          500
      185   College Station, TX, Utility System Rev .........................     5.875    02/01/01          185
      150   Mc Allen, TX, Waterworks & Sewer Sys. Rev., Impt ................     6.750    02/01/01          150
      105   San Antonio, TX, Electric & Gas Rev .............................     5.200    02/01/01          105
      225   Southwest, TX, ISD ..............................................     7.000    02/01/01          225
      200   Webb Co., TX, COP ...............................................     4.550    02/01/01          200
      115   Chisum, TX, ISD Ref .............................................     5.850    02/15/01          115
      130   De Soto, TX, Certificates of Obligations ........................     4.300    02/15/01          130
      200   Donna, TX, ISD (School Bldg.) ...................................     5.000    02/15/01          200
      300   Richardson, TX, ISD, GO .........................................     4.750    02/15/01          300
      430   American Municipal Power Sys. Impt. BANS (Bradner Village Proj.)      4.900    03/23/01          430
      220   Kentucky Area Dev. Dist. Fin. Tr. Lease Program Rev.,
               (City of Ewing) ..............................................     4.600    06/01/01          220
      514   Wyoming, OH, Real Estate GO BANS ................................     4.850    07/12/01          515
      300   Deerfield Twnp, OH, Park Land Acquisition Notes GO BANS .........     5.000    08/01/01          301
      255   Uvalde, TX, Cons. ISD ...........................................     6.500    08/01/01          258
      306   Deerfield Twnp., OH, Fire Truck Acquisition Notes GO BANS .......     5.000    08/02/01          306
      300   Richland Co., OH, Public Impt. GO BANS ..........................     5.000    08/15/01          301
      105   Southside, TX, ISD ..............................................     7.000    08/15/01          107
       30   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.) ...........     7.500    09/01/01           30
      620   Harlan Co., KY, Justice Center BANS .............................     5.000    10/01/01          620
      390   Crestline, OH, Var. Purp. GO BANS ...............................     5.100    11/15/01          391
      440   Muskingum Co., OH, Brandywine Rua & Impt. GO BANS ...............     4.850    11/28/01          441
      215   Snohomish, WA, Library Capital Fac. GO ..........................     4.250    12/01/01          215
      480   American Municipal Power Ohio Inc. BANS (Willington Village Proj.)    4.750    12/14/01          480
---------                                                                                              ---------
$   7,216   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $7,226) .........................................                          $   7,226
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000'S)   FLOATING & VARIABLE DEMAND NOTES-- 50.1%                              RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   1,000   Illinois Dev. Fin. Auth. Educational Fac. Rev.,
               (Trinity International Univ. Proj.), Ser. A ..................     5.050    01/01/01    $   1,000
      800   Illinois Health Fac. Auth. Rev., Ser. B (Elmhurst Memorial Hosp.)     4.950    01/01/01          800
      200   Michigan Higher Educ. Fac. Auth. Rev., (Concordia Coll. Proj.) ..     5.050    01/01/01          200
      200   Clermont Co., OH, Hosp. Fac. Rev., Ser. B (Mercy Health Sys. Proj.)   4.950    01/03/01          200
      900   Eddyville, IA, IDR (Heartland Lysine, Inc.) .....................     5.300    01/03/01          900
      700   Huntley, IL, IDR (Colony Inc. Proj.) ............................     5.200    01/03/01          700
    1,100   Scio Twnp., MI, EDR .............................................     4.590    01/03/01        1,100
      505   Brooklyn Park, MN, IDR (Schmidt Proj.) ..........................     5.200    01/04/01          505
      200   Fargo, ND, Coml. Dev. Rev., Ref. (Kelly Inns Fargo Proj.) .......     5.000    01/04/01          200
      450   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) .......................     5.200    01/04/01          450

                           TOUCHSTONE FAMILY OF FUNDS
                                       29

TAX-FREE MONEY FUND (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000'S)   FLOATING & VARIABLE DEMAND NOTES-- 50.1% (CONTINUED)                  RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     200   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) .......................     5.450    01/04/01    $     200
      649   Franklin Park, IL, Rev., Ser. 1994 (A.M. Castle & Co. Proj.) ....     5.300    01/04/01          649
    1,335   Harvard, IL, Health Care Fac. Rev., Ser. 1998
               (Harvard Memorial Hosp. Proj.) ...............................     5.150    01/04/01        1,335
      200   Hope, AR, IDR, Ser. A (Champion Parts, Inc. Proj.) ..............     5.300    01/04/01          200
      400   Illinois Health Fac. Auth. Rev., (Northwest Cmnty Hosp.) ........     5.050    01/04/01          400
      535   Illinois Health Fac. Auth. Rev., (Palos Cmnty Hosp.), Ser. B ....     5.000    01/04/01          535
      973   Kansas City, MO, IDR (A.M. Castle & Co. Proj.) ..................     5.300    01/04/01          973
    1,210   Mankato, MN, IDR, Ser. 1998 (Sacco Familty LP Proj.) ............     5.350    01/04/01        1,210
      300   Parkview Met. Dist. Colorado, Arapahoe Co. Adj. Ref .............     4.950    01/04/01          300
    1,000   Payne Co., OK, EDR, (Collegiate Hsg. Fndtn.) Ser. A .............     4.950    01/04/01        1,000
      188   Rosemont, IL. IDR, (A.M. Castle & Co. Proj.) ....................     5.300    01/04/01          188
      100   University Athletic Assn., FL Cap. Impt. Rev., (Univ. of FL,
               Stadium Proj.) ...............................................     5.000    01/04/01          100
      515   Wakarusa, IN, EDR (MMM-Invest Inc. Proj.) .......................     5.180    01/04/01          515
---------                                                                                              ---------
$  13,660   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $13,660) ........................................                          $  13,660
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   ADJUSTABLE RATE PUT BONDS-- 23.2%                                     RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     635   Buckeye Tax-Exempt Mtg. Bond Trust ..............................     4.860    02/01/01    $     635
      975   Summit Co., OH, IDR (S.D. Myers Inc. Proj.) .....................     4.650    02/15/01          975
    1,200   Owensboro, KY, IDR, Ser. 1985 (Dart Container) ..................     4.750    03/01/01        1,200
      230   Portage Co., OH, IDR (Neidlinger Proj.) .........................     4.850    03/01/01          230
      220   Summit Co., OH, IDR (Keltec Inc. Proj.) .........................     4.850    03/01/01          220
      640   Summit Co., OH, IDR (Struktol Co. America Proj.) ................     4.850    03/01/01          640
      210   Summit Co., OH, IDR (Triscari Proj.) ............................     4.850    03/01/01          210
      135   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) .......................     4.785    04/01/01          135
       80   Richland Co., OH, IDR (Robon Partnership Proj.) .................     4.850    04/01/01           80
    1,000   Westmoreland Co., PA, IDR (White Consolidated Industries) .......     4.840    05/01/01        1,000
      410   Summit Co., OH IDR (L & W Mfg. Proj.) ...........................     4.850    04/01/01          410
      585   Lexington-Fayette Co., Ky, Urban Govt. Rev. (Providence Montessori)   5.100    07/01/01          585
---------                                                                                              ---------
$   6,320   TOTAL ADJUSTABLE RATE PUT BONDS (Amortized Cost $6,320) .........                          $   6,320
---------                                                                                              ---------
$  27,196   TOTAL INVESTMENT SECURITIES-- 99.7% (Amortized Cost $27,206) ....                          $  27,206
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.3% ....................                                 83
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $  27,289
                                                                                                       =========

                           TOUCHSTONE FAMILY OF FUNDS
                                       30

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)

=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON    MATURITY       VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 21.4%                                      RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     315   San Francisco, CA, City & Co. COP ...............................     7.375    01/02/01    $     320
      155   San Francisco, CA, City & Co. Arpt. Comm. Intl. Rev .............     6.100    01/03/01          156
      280   Jefferson, CA, USD GO, Ser. A ...................................     5.750    02/01/01          280
      100   Walnut Valley, CA, USD GO, Ser. A ...............................     6.250    02/01/01          100
      100   Contra Costa, CA, Trans. Auth. Sales Tax Rev., Ser. A ...........     4.800    03/01/01          100
      100   Stanislaus Co., CA, COP Ref. Capital Impt. Ser. A ...............     4.375    05/01/01          100
      200   Los Angeles, CA, Wastewater System Rev., Ref. Ser. A ............     9.000    06/01/01          205
    1,000   Modesto, CA, Health Fac. Rev., (Memorial Hospital Association),
               Ser. A, Prerefunded 6/1/01 @102 ..............................     6.875    06/01/01        1,032
      395   Redding, CA, Joint Pwr. Fin. Auth. Electric Sys. Rev., Ser. A ...     5.500    06/01/01          397
    1,000   Riverside Co., CA, Trans. Comm. Sales Tax Rev., Ser. A ..........     6.500    06/01/01        1,011
    2,000   Los Angeles Co., CA, School Pooled Fin. Prog. COP Ser. A ........     5.000    07/02/01        2,007
    1,000   California School Cash Reserve Prog. Auth. Pool Ser. A ..........     5.250    07/03/01        1,005
      960   Fremont, CA, USD RANS ...........................................     5.000    07/10/01          964
      200   Mt. Diablo, CA, USD (Community Fac. Dist. Special Tax), No. 1 ...     5.600    08/01/01          202
    1,365   Ontario, CA, Redev. Fin. Auth. Rev. Proj. No. 1
               (Center City-Cimarron Pj.) ...................................     5.700    08/01/01        1,377
    1,000   Paramount, CA, Redev. Agcy. Tax Allocation, Prerefunded
               8/1/01 @ 102 .................................................     7.350    08/01/01        1,037
      235   Pleasanton, CA, USD Ser. E ......................................     9.000    08/01/01          242
      400   San Bernardino Co., CA, COP Capital Fac. Proj. Ser. B,
               Prerefunded 8/1/01 @ 100 .....................................     6.250    08/01/01          405
      975   Stanislaus Co., CA, Office of Education TRANS ...................     5.000    08/10/01          982
      250   Corona, CA, Public Fin. Auth. (Corporate Yard Proj.), Ser. A ....     4.500    09/01/01          251
    2,450   Sacramento, CA, TRANS ...........................................     5.000    10/04/01        2,470
      500   Peninsula Corridor Joint Pwr. Brd. Calif. GRANS Ser. C ..........     3.950    10/19/01          501
      485   Milpitas, CA, Pub. Fin. Auth. COP ...............................     4.125    11/01/01          486
    1,000   Glendale, CA, Redevelopment Agcy. Tax Allocation Rev.,
---------      (Central Glendale Redevelopment Proj.) .......................     5.000    12/01/01        1,010
$  16,465   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                        ---------
---------   (Amortized Cost $16,640) ........................................                          $  16,640
                                                                                                       ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       31

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 69.0%                              RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     900   California Health Fac. Fin. Auth. Rev., (Insd-Sutter/Chs.), Ser .B    3.750    01/02/01    $     900
    2,900   California Statewide Cmntys. Dev. Auth. COP .....................     4.100    01/02/01        2,900
      200   Irvine Ranch, CA, Water Dist. Cons. Ref., Ser. A ................     4.100    01/02/01          200
      600   Montebello, CA, IDA IDR (Sunclipse Inc., Proj.) .................     4.150    01/02/01          600
      200   Newport Beach, CA, Rev., (Hoag Memorial Hosp.) ..................     4.100    01/02/01          200
    1,800   Newport Beach, CA, Rev., Ser. A (Hoag Memorial Hosp.) ...........     4.200    01/02/01        1,800
    1,800   Newport Beach, CA, Rev., Ser. B (Hoag Memorial Hosp.) ...........     4.200    01/02/01        1,800
      200   Newport Beach, CA, Rev., Ser. C (Hoag Memorial Hosp.) ...........     4.200    01/02/01          200
      700   Orange Co., CA, Water Dist. (COP Proj. B) .......................     4.100    01/02/01          700
      700   Riverside, CA, IDA IDR Issue A (Sunclipse Inc. Proj.) ...........     4.150    01/02/01          700
      655   San Dimas CA, Redevelopment Agcy. Rev., Ser. 1983
               (San Dimas Commerce Center) ..................................     4.750    01/02/01          655
      400   Simi Valley, CA, Comnty Dev. Agcy. MFH Rev., 1985 Issue A .......     4.000    01/02/01          400
    1,600   Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) Ser. B ...........     4.750    01/02/01        1,600
    2,000   ABAG Fin. Auth. Nonprofit Corps. MFH Rev., Ser. A
               (Vintage Chateau Proj.) ......................................     4.700    01/03/01        2,000
    2,000   ABN AMRO Munitops Trust Cert. (San Diego, CA) ...................     4.340    01/03/01        2,000
    2,000   ABN AMRO Munitops Trust Cert., Ser. 1999-7 ......................     4.340    01/03/01        2,000
      240   California Infrastructure & Economic Dev. IDR
               (Metrotile Mfg. Proj.), Ser. A ...............................     4.850    01/03/01          240
      700   California School Fac. Fin. Corp. COP, Ser. B ...................     4.150    01/03/01          700
      480   California Statewide Cmntys. Dev. Corp. IDR .....................     5.350    01/03/01          480
      180   California Statewide Comnty. Dev Corp. Rev ......................     5.350    01/03/01          180
      300   Huntington Park, CA, Public Fin. Auth. Lease Rev., Parking
               Proj., Ser. A ................................................     4.700    01/03/01          300
    7,300   Orange Co., CA, Special Fin. Auth. Teeter Plan Rev., Ser. C .....     4.100    01/03/01        7,300
      400   Orange Co., CA, Special Fin. Auth. Tetter Plan Rev., Ser. B .....     4.100    01/03/01          400
    1,345   Oxnard, CA, IDA IDR (Van R Dental Prods, Inc.) ..................     4.850    01/03/01        1,345
    3,500   San Rafael, CA, IDR Bonds (Phoenix American Inc.) ...............     4.850    01/03/01        3,500
    4,700   Santa Cruz Co., CA, MFH Auth. Rev., Var. (Paloma Del Mar Apt.)
               Ser. A .......................................................     4.150    01/03/01        4,700
    1,400   Alameda Co., CA, IDR (Bat Prop. LLC Proj.) Ser. 1998A ...........     4.200    01/04/01        1,400
      300   Alameda Co., CA, MFH Rev., (Berleleyan Proj.) Ser. A ............     4.100    01/04/01          300
      550   Azusa, CA, MFH Rev. Ref. (Pacific Glen Apts. Proj.) .............     4.100    01/04/01          550
      200   California Educational Fac. Auth. Rev.,
               (Foundation for Educational Achievement), Ser. A .............     4.100    01/04/01          200
      500   California Health Fac. Fin. Auth. Rev., Ser. B Adventist Health Sys.  4.200    01/04/01          500
      300   California Statewide Cmnty. Dev. Auth. Rev., Hsg.
               (Fairfax Towers Apts.), Ser. A ...............................     4.100    01/04/01          300
    1,400   Hanford, CA, Sewer Rev., Ser. A .................................     4.650    01/04/01        1,400
      100   Petaluma, CA, Cmnty. Dev. MFH Rev., Ser. A ......................     4.200    01/04/01          100
      900   San Bernardino Co., CA, Capital Impt. Refinancing Proj. COP .....     4.650    01/04/01          900
      900   San Bernardino, CA, IDR (La Quinta Motor Inns) ..................     5.050    01/04/01          900
    2,250   San Diego Co., CA, IDA (Apogee Enterprises, Inc.) Ser. A ........     5.120    01/04/01        2,250
    2,000   San Francisco, CA, City & Co. Fin. Corp. Lease Rev.,
               (Moscone Center Expansion Proj.) Ser. 2 ......................     3.850    01/04/01        2,000
    1,000   San Francisco, CA, City & Co. Redev. Agcy. MFH Rev.,
               (Orlando Cepeda Place) Ser. D ................................     4.250    01/04/01        1,000
      500   Upland, CA, Apt. Dev. Rev., Ref. (Mtn. Springs) Issue A .........     3.950    01/04/01          500

                           TOUCHSTONE FAMILY OF FUNDS
                                       32

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 69.0% (CONTINUED)                  RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     400   California PCR Fin. Auth. Rev., Ser. 83 (Southdown, Inc.) .......     4.650    01/15/01    $     400
    3,100   California PCR Fin. Auth. Rev., Ser. B (Southdown, Inc.) ........     4.650    01/15/01        3,100
---------                                                                                              ---------
$  53,600   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $53,600) ........................................                          $  53,600
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   COMMERCIAL PAPER-- 7.7%                                               RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   2,000   California State GO CP ..........................................     3.700    01/09/01    $   2,000
    1,000   San Diego, CA IDR CP ............................................     3.950    01/16/01        1,000
    3,000   East Bay Municipal Utility CP ...................................     3.700    02/06/01        3,000
---------                                                                                              ---------
$   6,000   TOTAL COMMERCIAL PAPER (Amortized Cost $6,000) ..................                          $   6,000
---------                                                                                              ---------
$  76,065   TOTAL INVESTMENT SECURITIES-- 98.1% (Amortized Cost $76,240) ....                          $  76,240
---------
            OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.9% ....................                              1,472
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $  77,712
                                                                                                       =========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                       33

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON   MATURITY        VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 25.2%                                      RATE      DATE         (000's)
-----------------------------------------------------------------------------------------------------------------
$   9,500   American Municipal Power Sys. Equipment BANS
               (Distributive Generation Proj.) ..............................     5.250    01/19/01    $   9,464
    1,645   Marysville, OH, Various Purpose GO BANS .........................     5.010    01/25/01        1,645
    1,685   Marysville, OH, Various Purpose GO BANS, Ser. 2000 ..............     4.470    01/25/01        1,685
    4,700   Hebron, OH, Sanitary Sewer Sys. Rev., BANS ......................     5.100    02/15/01        4,703
    1,150   Mason, OH, CSD School Impt. GO BANS, Ser. 2000 ..................     4.630    02/15/01        1,151
      400   Portsmouth, OH, Water Line Fin. GO BANS .........................     4.600    02/28/01          400
    2,000   Beachwood, OH, Various Purpose GO BANS ..........................     4.500    03/01/01        2,001
    7,560   American Municipal Power Sys. Impt. BANS (Wadsworth Proj.) ......     4.950    03/15/01        7,567
      265   Marysville, OH, Various Purpose GO BANS .........................     4.610    03/15/01          265
      200   Marysville, OH, Various Purpose GO BANS .........................     5.260    03/15/01          200
    2,000   Marysville, OH, Exmp. Village School Dist. GO BANS ..............     4.790    03/20/01        2,002
      300   Archbold, OH, Various Purpose GO BANS ...........................     4.950    03/22/01          300
    1,270   Deerfield Township, OH, Park Land Acquisition GO BANS ...........     4.759    03/28/01        1,271
    1,500   Ross Co., OH, Bldg. Auth. Acquisiton GO BANS ....................     4.750    05/16/01        1,500
    1,200   Hebron, OH, Municipal Building GO BANS ..........................     5.030    05/17/01        1,200
    1,100   Williard City, OH, Street Impt. GO BANS .........................     5.300    05/24/01        1,102
    1,370   Springboro, OH, Various Purpose GO BANS .........................     4.850    05/31/01        1,372
      900   Springsboro, OH, Street Impt. GO BANS ...........................     4.750    05/31/01          901
    2,000   Perry, OH, LSD Various Purpose GO BANS ..........................     4.990    06/13/01        2,005
    1,000   Waterloo, OH, LSD GO BANS .......................................     5.125    06/20/01        1,003
    1,000   Seven Hills, OH, Various Purpose GO BANS ........................     4.750    06/21/01        1,002
    1,795   Bluffton, OH, Water Sys. Rev., Impt. BANS .......................     5.050    07/02/01        1,798
    1,250   American Municipal Power - Ohio Inc. BANS (Deshler Proj.) .......     5.050    07/10/01        1,250
    1,000   American Municipal Power - Ohio Inc. BANS (New Bremen Proj.) ....     4.850    07/10/01        1,000
    1,000   Fairfield Co., OH, Various Purpose GO BANS ......................     4.970    07/11/01        1,003
    2,130   Mapleton, OH, LSD Classroom Fac. Impt. GO BANS ..................     4.910    07/18/01        2,137
    3,000   Franklin Co., OH, CSD School Impt. GO BANS ......................     5.000    07/26/01        3,008
    1,800   American Municipal Power - Ohio Inc. BANS (Wapakoneta Proj.) ....     4.650    07/27/01        1,800
    3,000   Hillsboro, OH, CSD Various Purpose GO BANS ......................     5.000    08/06/01        3,010
    1,600   Belmont Co., OH, Public Impt. GO BANS ...........................     4.810    08/20/01        1,603
    2,310   Greene Co., OH, Sewer Impt. GO BANS, Ser. G .....................     4.610    08/22/01        2,313
    1,900   Monroe, OH, Fire House Construction GO BANS .....................     4.870    08/22/01        1,903
    2,150   Dayton, OH, Airport Impt. GO BANS, Ser. B .......................     4.750    08/30/01        2,155
    1,000   Columbus, OH, Public Impt. GO, Ser. 1 ...........................     6.400    09/15/01        1,014
    1,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.) ...........     6.730    09/25/01        1,034
    2,000   Mount Gilead, OH, VSD School Impt. GO BANS ......................     4.820    09/25/01        2,006
    2,000   Mount Vernon, OH, Various Purpose GO BANS .......................     4.820    09/25/01        2,006
      595   Barberton, OH, Recreational Fac. GO BANS ........................     4.750    09/27/01          596
    3,000   Wooster, OH, Waterworks Impt. GO BANS ...........................     4.500    10/10/01        3,002
    2,000   North Ridgeville, OH, Various Purpose GO BANS ...................     4.600    10/17/01        2,004
    2,600   Lucas Co., OH, Various Purpose GO BANS ..........................     4.500    10/18/01        2,603
    1,450   Mason, OH, Land Acquisition GO BANS .............................     4.650    10/25/01        1,453

                           TOUCHSTONE FAMILY OF FUNDS
                                       34

OHIO TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON    MATURITY       VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 25.2% (CONTINUED)                          RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   1,050   Mason, OH, Recreational Fac. Impt. GO BANS ......................     4.650    10/25/01    $   1,052
    2,700   American Municipal Power - Ohio Inc. BANS (Pioneer Village) .....     4.850    11/02/01        2,700
      850   Mason, OH, Firestation GO BANS ..................................     4.650    11/08/01          852
    2,000   American Municipal Power - Ohio Inc. BANS (Galion Proj.) ........     4.700    11/15/01        2,000
    4,565   Marysville, OH, Various Purpose GO BANS .........................     4.660    11/15/01        4,575
    1,660   Belmont Co., OH, Various Purpose GO BANS ........................     4.710    11/20/01        1,664
      875   Upper Arlington, OH, CSD School Impt. GO BANS ...................     4.790    11/29/01          877
    1,165   American Municipal Power - Ohio Inc. BANS (Bowling Green Proj.) .     4.800    11/30/01        1,165
    1,800   American Municipal Power - Ohio Inc. BANS (Shelby Proj.) ........     4.850    11/30/01        1,800
    1,105   Cuyahoga Co., OH, Capital Impt. GO ..............................     4.300    12/01/01        1,104
    1,619   Deerfield Township, OH, Public Utility GO BANS ..................     4.860    12/06/01        1,622
      875   Deerfield Twnp., OH, Fire Equipment Acquisition GO BANS .........     4.910    12/06/01          876
    2,150   Clermont Co., OH, Road Impt. GO BANS ............................     4.590    12/13/01        2,152
    1,000   American Municipal Power - Ohio Inc. BANS (Oberlin Proj.) .......     4.500    12/29/01        1,000
---------                                                                                              ---------
$ 104,739   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $104,876) .......................................                          $ 104,876
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 63.7%                              RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     300   Cuyahoga Co., OH, Econ. Dev. Rev. (The Cleveland Orchestra Proj.)     4.900    01/01/01    $     300
    3,360   Cuyahoga Co., OH, Hosp. Rev., Adj. (University Hosp.
               Cleveland Clinic) ............................................     4.850    01/01/01        3,360
    2,150   Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D
               (Cleveland Clinic Foundation) ................................     5.000    01/01/01        2,150
    3,540   Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ....................     4.750    01/01/01        3,540
    3,500   Delaware Co., OH, Health Care Fac. Rev ..........................     4.990    01/01/01        3,500
    3,700   Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) .............     4.600    01/01/01        3,700
    1,365   Franklin Co., OH, IDR (Capitol South) ...........................     4.650    01/01/01        1,365
    1,200   Franklin Co., OH, IDR (Jacobsen Stores) .........................     4.650    01/01/01        1,200
    1,900   Geauga Co., OH, Health Care Fac. Rev., Ser. 1998A (Heather
               Hill Proj.) ..................................................     4.940    01/01/01        1,900
    3,100   Montgomery Co., OH, (Miami Valley Hosp.) ........................     5.000    01/01/01        3,100
    2,700   Muskingum Co., OH, IDR (Elder-Beerman) ..........................     4.600    01/01/01        2,700
      500   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985A (CG&E) .........     4.900    01/01/01          500
      800   Ohio St. Air Quality Dev. Auth. Rev., Ser. 2000A ................     4.900    01/01/01          800
      500   Ohio St. Environmental Impt. Rev. (U.S. Steel Corp. Proj.) ......     4.600    01/01/01          500
    1,110   Ohio St. PCR (Sohio Water Proj.) ................................     5.050    01/01/01        1,110
      300   Ohio State Air Quality Dev. Auth. Rev., (CG&E), Ser. B ..........     4.900    01/01/01          300
    1,200   Ohio State Water Dev. Auth. Pollution Control Fac. Rev., Var. Ref.
               (Toledo Edison Co. Proj.), Ser. A ............................     4.900    01/01/01        1,200
      300   Ohio State Water Dev. Auth. Rev., Dates Ref.
               (Environmental Mead. Co.), Ser. B ............................     4.850    01/01/01          300
    7,000   ABN AMRO Munitops Trust Cert. 1998-I8 (Cleveland Water Works) ...     4.870    01/03/01        7,000
      425   Brunswick, OH, IDR, Ser. A (Kindercare Learning) ................     4.950    01/03/01          425
      910   Centerville, OH, Health Care Rev. (Bethany Memorial) ............     4.900    01/03/01          910
    1,980   Clermont Co., OH, Hosp. Fac. Rev. Ser. 1996A ....................     4.900    01/03/01        1,980

                           TOUCHSTONE FAMILY OF FUNDS
                                       35

OHIO TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 63.7% (CONTINUED)                  RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$  13,615   Clermont Co., OH, Hosp. Fac. Rev., Ser. B
               (Mercy Health Sys. Proj.) ....................................     4.950    01/03/01    $  13,615
    7,000   Clinton Co., OH, Hosp. Rev. Pooled Fin. Prog ....................     4.900    01/03/01        7,000
    2,110   Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998
               (United Cerebral Palsy Assoc.) ...............................     5.000    01/03/01        2,110
   11,550   Cuyahoga Co., OH, Hosp. Rev., Var. (Cleveland Clinic
               Foundation), Ser. A ..........................................     4.950    01/03/01       11,550
      700   Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ...............     4.950    01/03/01          700
    1,900   Erie Co., OH, IDR (Toft Dairy, Inc.) ............................     5.000    01/03/01        1,900
      980   Franklin Co., OH, IDR Ser. A (Kindercare) .......................     4.950    01/03/01          980
    1,035   Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ........     5.000    01/03/01        1,035
   10,645   Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance), Ser. A     4.850    01/03/01       10,645
    3,000   Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance), Ser. E     4.850    01/03/01        3,000
      600   Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance), Ser. F     4.780    01/03/01          600
   10,225   Hamilton Co., OH, Hosp. Fac. Rev., Ser. F
               (Health Alliance of Greater Cincinnati) ......................     4.780    01/03/01       10,225
    2,000   Hamilton, OH, MFH Rev. (Knollwood Village Apts.) ................     4.980    01/03/01        2,000
      375   Hudson Village, OH, IDR, Ser. A (Kindercare) ....................     4.950    01/03/01          375
      565   Huron Co., OH, Rev. (Norwalk Furniture Corp.) ...................     5.000    01/03/01          565
    6,305   Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996 (Lima
               Memorial Hosp.) ..............................................     5.000    01/03/01        6,305
      900   Lorain Co., OH, Hosp. Fac. Rev. (Catholic Healthcare Partners) ..     4.900    01/03/01          900
    1,860   Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) .......................     5.000    01/03/01        1,860
      494   Lorain Co., OH, IDR, Ser. C (Kindercare) ........................     4.950    01/03/01          494
      300   Medina, OH, IDR (Kindercare) ....................................     4.950    01/03/01          300
      700   Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ..................     4.950    01/03/01          700
      287   Middletown, OH, IDR, Ser. A (Kindercare) ........................     4.950    01/03/01          287
    1,045   Monroe, OH, IDR, Ser. 1985 (Magnode Corp.) ......................     5.400    01/03/01        1,045
    2,000   Montgomery Co., OH, EDR (Dayton Art Institute) ..................     5.000    01/03/01        2,000
      340   Montgomery Co., OH, IDR (Kindercare) ............................     4.950    01/03/01          340
      185   Montgomery Co., OH, Health Care Rev., Ser. A
               (Dayton Area MRI Consortium) .................................     5.000    01/03/01          185
    1,000   Morrow Co., OH, IDR (Field Container Corp.) .....................     4.850    01/03/01        1,000
    3,600   Ohio St. Higher Educ. Fac. Rev. (Kenyon College Proj.) ..........     5.000    01/03/01        3,600
    3,800   Ohio St. Higher Educ. Fac. Rev., Ser. 1992 ......................     5.000    01/03/01        3,800
    1,200   Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.) ...............     5.000    01/03/01        1,200
      600   Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orville Hosp.) ........     4.950    01/03/01          600
    1,400   Stark Co., OH, IDR (Cr./Pl. Inc. Proj.) .........................     5.400    01/03/01        1,400
    3,100   Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.) .............     5.000    01/03/01        3,100
      375   Wadsworth, OH, IDR (Kindercare) .................................     4.950    01/03/01          375
      700   Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ................     4.950    01/03/01          700
      375   Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev.
               (Visiting Nurse Svcs. Proj.) .................................     5.000    01/04/01          375
    2,800   Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995
               (Ashtabula Co. Med. Ctr. Proj.) ..............................     4.980    01/04/01        2,800
    4,000   Athens Co., OH, Port. Auth. Hsg. Rev., Adj.
               (University Hsg. For Ohio Inc. Proj.) ........................     4.900    01/04/01        4,000
    2,390   Butler Co., OH, Hosp. Fac. Rev. Ser. 1998A
               (Berkeley Square Retirement Ctr. Proj.) ......................     4.850    01/04/01        2,390

                           TOUCHSTONE FAMILY OF FUNDS
                                       36

OHIO TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 63.7% (CONTINUED)                  RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   2,550   Carroll Co., OH, Health Care Fac. Rev., (St. Johns Villa Proj.) .     5.000    01/04/01    $   2,550
      900   Cincinnati & Hamilton Co., OH, Port. Auth. Economic Dev. Rev.,
               (Kenwood Office Assoc. Proj.) ................................     5.200    01/04/01          900
    1,400   Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) ............     5.000    01/04/01        1,400
      300   Columbus, OH, GO Rev., Ser. 1 ...................................     4.700    01/04/01          300
    2,000   Cuyahoga Co., OH, IDR Ser. 1989 (Motch Corp. Proj.) .............     5.100    01/04/01        2,000
    2,585   Franklin Co., OH, EDR (Dominican Sisters) .......................     5.000    01/04/01        2,585
    1,760   Franklin Co., OH, EDR (Columbus Montessori Education Ctr.) ......     4.940    01/04/01        1,760
    3,460   Franklin Co., OH, EDR, Ser. 1998 (Unity Resource Ctr. Proj.) ....     5.000    01/04/01        3,460
    1,170   Franklin Co., OH, Health Care Fac. Rev., (Lifeline Organ
               Procurement) .................................................     5.000    01/04/01        1,170
    1,075   Franklin Co., OH, Hosp. Rev., Ref. (US Health Corp.), Ser. C ....     4.900    01/04/01        1,075
    9,855   Franklin Co., OH, Hosp. Rev., Ref. (US Health Corp.), Ser. B ....     4.900    01/04/01        9,855
    2,000   Franklin Co., OH, IDR (Alco Standard Corp.) .....................     5.050    01/04/01        2,000
      400   Franklin Co., OH, IDR (Columbus College) ........................     5.000    01/04/01          400
    1,080   Franklin Co., OH, IDR (Ohio Girl Scouts) ........................     5.000    01/04/01        1,080
    1,079   Hamilton Co., OH, EDR, Ser. 1995
               (Cincinnati Assoc. for the Performing Arts) ..................     4.850    01/04/01        1,079
      100   Hamilton Co., OH, Hosp. Fac. (Children's Hospital) ..............     4.810    01/04/01          100
   12,600   Hamilton Co., OH, Hosp. Fac. Rev., (Childrens Hosp. Medical Ctr.)     4.790    01/04/01       12,600
    3,945   Hamilton Co., OH, Sales Tax Floater Ctfs. Ser. 356 ..............     4.920    01/04/01        3,945
    3,000   Hamilton, OH, MFH Rev., Ser. A (Knollwood Village Apts.) ........     4.980    01/04/01        3,000
    1,020   Hamilton, Co., OH, Health Care Fac. Rev. (Aloysius Orphanage Proj.)   5.000    01/04/01        1,020
    2,675   Hancock Co., OH, MFM Rev., Ser. A (Crystal Glen Apts. Proj.
               Phase II) ....................................................     4.980    01/04/01        2,675
      300   Lucas Co., OH, Health Care Fac. Rev., Adj. Ref. & Impt
               (Sunset Retire), Ser. B ......................................     4.850    01/04/01          300
      315   Lucas Co., OH, IDR (Associates Proj.) ...........................     5.100    01/04/01          315
      225   Lucas Co., OH, Rev. (Sunshine Children's Home) ..................     5.000    01/04/01          225
    1,850   Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks) .........     4.980    01/04/01        1,850
    1,165   Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) ..     5.000    01/04/01        1,165
      465   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ...........     4.980    01/04/01          465
    3,195   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ...........     4.980    01/04/01        3,195
      340   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ...........     5.080    01/04/01          340
    1,150   Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) .........     4.900    01/04/01        1,150
    3,150   Montgomery Co., OH, Health Care Rev. (Comm. Blood Ctr. Proj.) ...     5.000    01/04/01        3,150
    3,900   Montgomery Co., OH, Ltd. Oblig. Rev., Ser. 1996
               (St.Vincent de Paul Proj.) ...................................     4.950    01/04/01        3,900
    4,900   Ohio St. EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.) ......     4.900    01/04/01        4,900
    4,700   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ...................     5.000    01/04/01        4,700
    3,800   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ...................     5.000    01/04/01        3,800
    3,800   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ...................     5.000    01/04/01        3,800
      590   Ohio St. IDR, Ser. 1994 (A.M. Castle & Co. Proj.) ...............     5.300    01/04/01          590
    1,110   Ohio St. Turnpike Rev., Ser. 71 .................................     4.920    01/04/01        1,110
      865   Ohio State University General Rec. Rev ..........................     4.800    01/04/01          865
    1,725   Ottawa Co., OH, Hosp. Fac. Rev. (Luther Home of Mercy Proj.) ....     5.000    01/04/01        1,725
      700   Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker Holdings, Inc.)      5.000    01/04/01          700
    5,365   Sharonville, OH, IDR (Duke Realty Proj.) ........................     5.000    01/04/01        5,365
    1,765   Summit Co., OH, Health Care Fac. Rev., Ser. 1997 (Evant, Inc. Proj.)  5.000    01/04/01        1,765
      585   Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.) .................     5.000    01/04/01          585

                           TOUCHSTONE FAMILY OF FUNDS
                                       37

OHIO TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 63.7% (CONTINUED)                  RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   4,200   Trumbull Co., OH, Health Care Fac. Rev. (Shepherd of the Valley)      4.980    01/04/01    $   4,200
    3,995   Univ. of Akron, OH, Gen. Rec., Ser. 165 .........................     4.920    01/04/01        3,995
    1,195   Village of Andover, OH, Health Care Fac. Rev., Ser. 1996
               (D&M Realty Proj.) ...........................................     4.980    01/04/01        1,195
    1,600   Warren Co., OH, IDR (Liquid Container Proj.) ....................     5.000    01/04/01        1,600
      850   Westlake, OH, IDR (Nordson Co.) .................................     5.050    01/04/01          850
    1,660   Franklin Co., OH, MFH Rev., Adj. (Cmnty Hsg. Network Inc.) ......     5.000    01/05/01        1,660
    1,400   Hamilton Co., OH, IDR (ADP System) ..............................     4.800    01/15/01        1,400
    1,000   Ohio State Air Quality Dev. Auth. Rev., Adj. Ref. (Pollution Control),
---------      Diquesne B ...................................................     4.800    01/19/01        1,000
$ 264,710   TOTAL FLOATING & VARIABLE DEMAND NOTES                                                     ---------
---------   (Amortized Cost $264,710) .......................................                          $ 264,710
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   ADJUSTABLE RATE PUT BONDS-- 5.6%                                      RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     820   Gallia Co., OH, IDR (Jackson Pike Assoc.) .......................     4.600    12/15/00    $     820
      565   Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.) ................     4.750    03/01/01          565
    4,565   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) .......................     4.785    04/01/01        4,565
    1,290   Clermont Co., OH, EDR (John Q. Hammons Proj.) ...................     4.600    05/01/01        1,290
      315   Cuyahoga Co., OH, Health Care Rev ...............................     4.650    05/01/01          315
      515   Franklin Co., OH, IDR (GSW Proj.) ...............................     4.750    05/01/01          515
    4,500   Franklin Co., OH, IDR (Leveque & Assoc. Proj.) ..................     4.650    05/01/01        4,500
    2,810   Ohio St. HFA MFH (Lincoln Park) .................................     4.400    05/01/01        2,810
      935   Scioto Co., OH, Health Care Rev. (Hillview Retirement) ..........     4.600    05/01/01          935
    3,275   Richland Co., OH, IDR (Mansfield Sq. Proj.) .....................     4.600    05/15/01        3,275
      180   Cincinnati & Hamilton Co., OH, Port Auth. EDR
               (Kenwood Office Assoc. Proj.) ................................     4.600    08/01/01          180
    3,630   Miami Valley, OH, Tax-Exempt Mtg. Rev. Ser. 1986 ................     4.880    10/15/01        3,630
---------                                                                                              ---------
$  23,400   TOTAL ADJUSTABLE RATE PUT BONDS (Amortized Cost $23,400) ........                          $  23,400
---------                                                                                              ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   COMMERCIAL PAPER-- 4.5%                                               RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   9,850   Ohio State University CP ........................................     4.350    02/07/01    $   9,850
    3,900   Lorain Co., OH, Hosp. Facs. CP ..................................     4.400    03/07/01        3,900
    5,000   Lorain Co., OH, Hosp. Facs. CP ..................................     4.400    04/04/01        5,000
---------                                                                                              ---------
$  18,750   TOTAL COMMERCIAL PAPER (Amortized Cost $18,750) .................                          $  18,750
---------                                                                                              ---------
$ 411,599   TOTAL INVESTMENT SECURITIES-- 99.0% (Amortized Cost $411,736) ...                          $ 411,736
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.0% ....................                              3,827
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $ 415,563
                                                                                                       =========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                       38

FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON    MATURITY       VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 22.2%                                      RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     500   American Municipal Power Sys. Equipment BANS
               (Distributive Generation Proj.) ..............................     5.250    01/19/01    $     498
      100   Indian River Co., FL, Water & Sewer Rev .........................     6.500    05/01/01          103
      300   Florida St. Board Educ. Capital Outlay Pub. Educ., Ser. B .......     6.500    06/01/01          303
      250   Florida St. Board Educ. Capital Outlay Pub. Educ., Ser. B,
               Prerefunded 6/1/01 @ 101 .....................................     6.700    06/01/01          255
      500   Brevard Co., FL, School Dist. TANS ..............................     4.600    06/29/01          501
      100   Dade Co., FL, School Dist., Prerefunded 8/1/01 @101 .............     6.125    08/01/01          102
      100   Lee Co., FL, School Board COP, Ser. A ...........................     6.300    08/01/01          101
      500   Palm Beach Co., FL, School Dist. Ref ............................     5.600    08/01/01          504
      100   Citrus Co., FL, Hospital Board Rev. Ref.
               (Citrus Memorial Hospital), Ser. A ...........................     5.900    08/15/01          101
      900   Broward Co., FL, School Dist. TANS ..............................     5.000    09/11/01          904
      600   Seminole Co., FL, School Dist. RANS .............................     5.000    12/13/01          603
---------                                                                                              ---------
$   3,950   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $3,975) .........................................                          $   3,975
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 56.7%                              RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     200   Collier Co., FL, Health Fac. Auth. Hosp. Rev. (Cleveland Clinic)      4.900    01/01/01    $     200
      200   Florida St. Board Educ. Pub.(Educ. Mun. Secs. Tr. Rec.), Ser. 102     4.400    01/01/01          200
      500   Hillsborough Co., FL, PCR (Tampa Elec. Co. Proj.) ...............     4.300    01/01/01          500
      200   Jacksonville, FL, Elec. Auth. Rev., (Sub. Elec. Sys.), Ser. B ...     5.000    01/01/01          200
      700   Missouri St. Dev. Fin. Board Infrastructure Fac. Rev.,
               (St. Louis Convention Center), Ser. C ........................     5.100    01/01/01          700
      600   Tampa, FL, Rev., (Tampa Prep. School Proj.) .....................     4.500    01/01/01          600
      475   Volusia Co., FL, HFA MFH Rev., Ser. H (Sun Pointe Apts.) ........     4.500    01/01/01          475
    1,000   Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.) ....     5.050    01/02/01        1,000
    1,500   ABN AMRO Munitops Trust Cert., Ser. 1998-8 ......................     4.950    01/03/01        1,500
      300   Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) ............     4.500    01/03/01          300
      500   Capital Proj. Fin. Auth. FL, Rev., (Proj. Ln. Program), Ser. H ..     4.900    01/03/01          500
      200   Florida HFA MFH (Horizon Place Assoc.) ..........................     4.950    01/03/01          200
      180   Florida HFA MFH Rev., (Carlton Arms II Proj.) Ser. EEE ..........     4.900    01/03/01          180
      100   Florida Housing Fin. Corp. MFH Rev. (Wood Forest Assoc.) ........     4.950    01/03/01          100
      400   Florida HFA MFH (Town Colony Assoc.) ............................     4.750    01/03/01          400
      500   Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) ......     5.000    01/03/01          500
      900   Manatee Co., FL, HFA MFH Rev. (Harbour Proj. B) .................     4.850    01/03/01          900
      500   Palm Beach Co., FL, Rev., (Cmnty. Foundation Palm Beach Proj.) ..     4.950    01/03/01          500
      225   Putnam Co., FL, Dev. Auth. PCR, (Seminole Elec. Coop.) Ser. 1984D     5.050    01/03/01          225
      800   St. Petersburg, FL, HFA Rev. (Menorah Manor Proj.) Ser. 1997 ....     4.850    01/03/01          800
      150   Jacksonville, FL, Health Fac. Rev. (River Garden) ...............     4.500    01/04/01          150
---------                                                                                              ---------
$  10,130   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $10,130) ........................................                          $  10,130
                                                                                                       ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       39

FLORIDA TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   ADJUSTABLE RATE PUT BONDS-- 6.7%                                      RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   1,200   Putnam Co., FL, Dev. Auth. PCR, (Seminole Elec. Coop.) Ser. H-1
---------   (Amortized Cost $1,200) .........................................     4.125    12/15/00    $   1,200
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   COMMERCIAL PAPER-- 13.4%                                              RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   1,000   Palm Beach Co., FL, CP ..........................................     4.500    01/10/01    $   1,000
      500   Kissimmee Utility Auth. CP ......................................     4.300    01/17/01          500
      900   Hillsborough Co., FL , CP .......................................     4.250    02/14/01          900
---------                                                                                              ---------
$   2,400   TOTAL COMMERCIAL PAPER (Amortized Cost $2,400) ..................                          $   2,400
---------                                                                                              ---------
$  17,680   TOTAL INVESTMENT SECURITIES-- 99.0% (Amortized Cost $17,705) ....                          $  17,705
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.0% ....................                                176
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $  17,881
                                                                                                       =========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                       40

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   MUNICIPAL OBLIGATIONS-- 101.3%                                        RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
            ARKANSAS-- 0.9%
$     350   Paragould, AR, Water Sewer & Electric Rev .......................     5.300    12/01/14    $     362
                                                                                                       ---------
            CALIFORNIA -- 1.7%
      435   Sacramento Co., CA, MFH ARPB (Fairway One Apts.) ................     5.875    02/01/03          435
      250   California HFA Multi-Unit Rental Rev., Ser. B ...................     6.500    08/01/05          259
                                                                                                       ---------
                                                                                                             694
                                                                                                       ---------
            COLORADO-- 4.7%
    1,065   Superior, CO, Met. Dist. No. 1, Water & Sewer Impt.-Ser. C ......     5.500    12/01/04        1,087
      740   Broomfield, CO, Water Activity Enterprise Rev ...................     5.300    12/01/11          790
                                                                                                       ---------
                                                                                                           1,877
                                                                                                       ---------
            FLORIDA-- 10.0%
      500   Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.) .......     5.700    04/01/01          501
      750   Hillsborough Co., FL, Solid Waste Rev ...........................     5.500    10/01/06          789
      455   Pensacola, FL, Airport Rev., Ser. 1997B .........................     5.400    10/01/07          480
    1,000   Pasco Co., FL, HFA MFH Rev., Ser. 1997B (Cypress Trail Apts.) ...     5.500    06/01/08        1,026
    1,120   Florida HFA MFH Sr. Lien, Ser. I-1 ..............................     6.100    01/01/09        1,193
                                                                                                       ---------
                                                                                                           3,989
                                                                                                       ---------
            ILLINOIS-- 1.5%
      500   Chicago, IL, Met Water Reclamation Dist .........................     7.000    01/01/11          600
                                                                                                       ---------
            INDIANA-- 3.9%
    1,000   Indiana Bond Bank Special Prog. Rev., Ser. A-1 ..................     6.650    01/01/03        1,020
      500   Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A ..............     6.600    01/01/12          520
                                                                                                       ---------
                                                                                                           1,540
                                                                                                       ---------
            IOWA-- 2.6%
      120   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.),
               Prerefunded @ 102 ............................................     6.000    08/15/03          128
      250   Iowa Student Loan Liquidity Corp. Rev ...........................     6.400    07/01/04          260
      260   Iowa HFA Rev., Ser. A ...........................................     6.500    07/01/06          267
      240   Iowa Student Loan Liquidity Corp. Rev ...........................     6.600    07/01/08          250
      130   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.) ..     6.000    08/15/09          137
                                                                                                       ---------
                                                                                                           1,042
                                                                                                       ---------
            LOUISIANA -- 1.1%
      440   Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana) ....     6.000    10/15/03          453
                                                                                                       ---------
            MASSACHUSETTS -- 1.1%
      440   Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997 (Hudner Assoc.)   5.000    01/01/08          448
                                                                                                       ---------
            MICHIGAN-- 2.5%
      500   Detroit, MI, GO Ref-Ser B .......................................     6.375    04/01/07          543
      425   Battle Creek, MI, EDR (Kellogg Co. Proj.) .......................     5.125    02/01/09          439
                                                                                                       ---------
                                                                                                             982
                                                                                                       ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       41

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   MUNICIPAL OBLIGATIONS-- 101.3% (CONTINUED)                            RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
            MISSISSIPPI -- 1.3%
$     500   Mississippi Higher Educ. Rev., Ser. B ...........................     6.100    07/01/01    $     504
                                                                                                       ---------
            NEBRASKA-- 3.7%
      515   Nebraska Invest. Fin. Auth. Rev., Ser. 1989
               (Foundation for Educ. Fund), Escrowed to Maturity ............     7.000    11/01/09          522
    1,000   Nebraska Gas Supply Rev., Ser. A (American Public Energy Agy.) ..     4.600    06/01/10          930
                                                                                                       ---------
                                                                                                           1,452
                                                                                                       ---------
            NEVADA-- 1.3%
      500   Las Vegas, NV, Special Impt. Dist. No. 707 ......................     5.250    06/01/12          516
                                                                                                       ---------
            NORTH CAROLINA -- 1.9%
      350   Carteret Co., NC, COP ...........................................     5.200    06/01/11          370
      350   Carteret Co., NC, COP ...........................................     5.300    06/01/13          371
                                                                                                       ---------
                                                                                                             741
                                                                                                       ---------
            OHIO-- 45.1%
      500   Ohio State Air Quality Dev. PCR (OH Edison) VRDN ................     4.900    01/02/01          500
                                                                                                       ---------
      270   Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home),
               Prerefunded @ 102 ............................................     7.000    07/01/01          279
      645   Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) ....     5.600    12/01/03          663
      500   Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement Home) ...     6.600    01/01/04          514
      240   Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) ............     5.500    12/01/04          246
      515   Fairfield, OH, IDR ARPB (Skyline Chili, Inc. Proj.) .............     5.000    09/01/05          515
    1,005   Franklin Co., OH, Health Care Rev. (First Comm. Village) ........     6.000    06/01/06        1,049
      530   Toledo, OH, GO ..................................................     6.000    12/01/06          578
      710   Hamilton Co., OH, Health Care Fac. (Twin Towers) ................     5.750    10/01/07          742
      500   Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) .............     5.500    11/01/07          508
      599   Columbus, OH, Special Assessment GO .............................     5.050    04/15/08          618
    1,000   Ohio St. Bldg. Auth. Rev. (Juvenile Correctional Facs.) .........     5.000    10/01/08        1,044
      800   West Clermont, OH, LSD GO .......................................     6.150    12/01/08          862
      500   Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.) ..............     7.000    01/01/09          506
    1,000   Franklin Co., OH, GO ............................................     5.450    12/01/09        1,046
    1,035   Reading, OH, Rev. (St. Mary's Educ. Institute) ..................     5.550    02/01/10        1,088
    1,000   Bowling Green St. University, OH, General Receipts ..............     5.750    06/01/12        1,098
    1,000   Cuyahoga Co., OH, Meeting Rev., (West Tech Apts.) ...............     5.100    09/20/10        1,010
    1,000   Franklin Co., OH, Rev. (Online Computer Library Ctr.) ...........     4.650    10/01/11        1,002
      275   Akron, OH, GO ...................................................     6.000    11/01/11          309
    1,000   Hamilton Co., OH, Sewer Sys. Rev. Ser. A ........................     5.500    12/01/11        1,090
    1,000   Ohio St. University Rev., Ser. A ................................     5.125    12/01/11        1,051
      615   Ohio St. University General Receipts Rev., Ser. A ...............     5.750    12/01/13          669
      415   Dublin, OH, Var. Purp. Impt.-Ser. A .............................     6.000    12/01/15          457
      465   Cincinnati, OH, Police & Fireman's Disability GO ................     5.750    12/01/16          498
                                                                                                       ---------
                                                                                                          17,442
                                                                                                       ---------
            PENNSYLVANIA -- 1.4%
      500   Pennsylvania Fin. Auth. Muni. Capital Impt. Proj ................     6.600    11/01/09          537
                                                                                                       ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       42

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   MUNICIPAL OBLIGATIONS-- 101.3% (CONTINUED)                            RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- 1.9%
$     725   Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995
               (Columbia Metro.) ............................................     6.000    01/01/08    $     761
                                                                                                       ---------
            TENNESSEE -- 1.4%
      525   Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 ............     7.250    04/01/03          552
                                                                                                       ---------
            TEXAS-- 7.5%
       50   N. Central, TX, Health Fac. Rev. (Baylor Health Care), Indexed
               INFLOS, Prerefunded @ 102 ....................................     6.400    05/15/02           52
      450   N. Central, TX, Health Fac. Rev. (Baylor Health Care),
               Indexed INFLOS ...............................................     6.400    05/15/08          468
      510   Denton Co., TX, Permanent Impt ..................................     5.000    07/15/10          529
      585   Denton Co., TX, Permanent Impt ..................................     5.000    07/15/12          597
      515   Robinson, TX, ISD GO ............................................     5.750    08/15/10          562
      183   Midland, TX, HFC Rev., Ser. A-2 .................................     8.450    12/01/11          201
       10   San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity .........     5.000    02/01/12           10
      500   Austin, TX, Hotel Occupancy Tax Rev .............................     5.750    11/15/12          542
                                                                                                       ---------
                                                                                                           2,961
                                                                                                       ---------
            VIRGINIA-- 3.1%
    1,195   Fairfax Co., VA, GO .............................................     5.000    06/01/13        1,224
                                                                                                       ---------
            WASHINGTON -- 2.7%
    1,000   King Co., WA, GO ................................................     5.750    12/01/11        1,088
---------                                                                                              ---------

$  38,552   TOTAL MUNICIPAL OBLIGATIONS
=========   (Amortized Cost $38,929) ........................................                          $  40,265

            LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.3%) ..................                               (516)
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $  39,749
                                                                                                       =========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                       43

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON   MATURITY        VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 98.4%                                      RATE      DATE         (000's)
-----------------------------------------------------------------------------------------------------------------
$     235   Franklin Co., OH, IDR (1st Comm. Village Healthcare),
               Crossover Prerefunded @ 101.5 ................................    10.125    08/01/01    $     246
      270   Ohio HFA SFM Rev., Ser. D .......................................     7.000    09/01/01          278
      500   Mansfield, OH, Hosp. Impt. Rev. (Mansfield General),
               Prerefunded @ 102 ............................................     6.700    12/01/01          522
      290   Northwest, OH, LSD GO, Prerefunded @ 102 ........................     7.050    12/01/01          304
      460   Cleveland, OH, Waterworks Impt. Rev., Ser. F ....................     6.500    01/01/02          480
      360   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.),
               Prerefunded @ 102 ............................................     6.250    01/15/02          375
    1,000   Kent St. University General Receipts Rev., Prerefunded @ 102 ....     6.500    05/01/02        1,050
      500   Franklin Co., OH, Hosp. Rev. Ser. 1991 (Holy Cross),
               Prerefunded @ 102 ............................................     6.750    06/01/02          528
      500   Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.),
               Prerefunded @ 100 ............................................     7.000    10/15/02          525
      675   Reynoldsburg, OH, CSD GO, Prerefunded @102 ......................     6.550    12/01/02          718
      500   Seneca Co., OH, GO (Jail Fac.), Prerefunded @ 102 ...............     6.500    12/01/02          532
      112   Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.), Prerefunded @ 100    10.125    04/01/03          124
       26   Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.), Prerefunded @ 100    10.125    04/01/03           29
      230   Summit Co., OH, GO, Ser. A, Prerefunded @ 102 ...................     6.900    08/01/03          246
      500   Ohio HFA SFM Rev., Ser. 1991D ...................................     7.050    09/01/03          515
      500   Ohio St. Bldg. Auth. Rev., Ser. 1994A (Juvenile Correctional
               Bldg.), Prerefunded @ 102 ....................................     6.600    10/01/04          551
      290   Alliance, OH, CSD GO ............................................     6.900    12/01/06          303
      430   Ohio Capital Corp. MFH Rev., Ser. 1990A .........................     7.500    01/01/10          439
      500   Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A ..................     6.400    10/15/10          517
      500   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hospital) ..     6.750    11/15/10          520
       40   Cleveland, OH, Waterworks Impt. Rev., Ser. F ....................     6.500    01/01/11           42
      230   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) Escrowed
               to Maturity ..................................................     9.000    06/01/11          282
      365   Bexley, OH, CSD GO ..............................................     7.125    12/01/11          444
      530   Urbana, OH, Wastewater Impt. GO .................................     7.050    12/01/11          566
      600   Westerville, OH, Water Sys. Impt. GO ............................     6.450    12/01/11          632
      500   Strongsville, OH, CSD GO ........................................     5.375    12/01/12          538
    1,095   West Clermont, OH, LSD GO .......................................     6.900    12/01/12        1,227
      500   Worthington, OH, CSD GO .........................................     6.375    12/01/12          523
      530   Ottawa Co., OH, GO ..............................................     5.750    12/01/14          562
    1,000   Portage Co., OH, GO .............................................     6.200    12/01/14        1,081
      400   Warren, OH, Waterworks Rev ......................................     5.500    11/01/15          432
    1,000   Buckeye Valley, OH, LSD GO ......................................     6.850    12/01/15        1,196
      500   Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton) ...............     6.750    12/01/15          531
      500   Cleveland, OH, Waterworks Impt. Rev., Ser. F ....................     6.250    01/01/16          518
      740   Columbus-Polaris Hsg. Corp. Rev., Prerefunded @ 100 .............     7.400    01/01/16          854
      750   Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) .............     6.250    11/15/16          782
    1,000   Greater Cleveland, OH, Regional Trans. Auth. GO .................     4.750    12/01/16          980

                           TOUCHSTONE FAMILY OF FUNDS
                                       44

OHIO INSURED TAX-FREE FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON    MATURITY       VALUE
  (000'S)   GENERAL OBLIGATION BONDS-- 98.4% (CONTINUED)                          RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   1,260   Cleveland, OH, Airport Sys. Rev., Ser. C ........................     5.125    01/01/17    $   1,271
      750   Butler Co.,OH, Trans. Impt. Dist., Ser. A .......................     5.125    04/01/17          758
      500   Toledo, OH, Sewer Sys. Rev ......................................     6.350    11/15/17          541
    1,000   Rocky River, OH, CSD GO, Ser. 1998 ..............................     5.375    12/01/17        1,060
    1,000   Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) ............     5.250    10/01/18        1,017
    1,670   Canton, OH, GO ..................................................     4.750    12/01/18        1,609
    1,165   Cleveland, OH, GO ...............................................     5.125    12/01/18        1,172
    1,000   University of Cincinnati, OH, General Receipts Rev ..............     5.750    06/01/19        1,064
    1,000   Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) Ser. A .........     5.950    07/01/19        1,018
    1,000   Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ...........     5.500    09/01/19        1,036
    1,000   Lucas Co., OH, Hosp. Rev. (Promedica Health) ....................     5.625    11/15/19        1,045
    2,000   Avon Lake, OH, CSD GO ...........................................     5.500    12/01/19        2,080
    2,145   Brunswick, OH, CSD GO ...........................................     5.750    12/01/19        2,285
      745   Crawford Co., OH, GO ............................................     4.750    12/01/19          712
    1,000   Evergreen, OH, LSD GO ...........................................     5.500    12/01/19        1,037
    1,000   Hamilton Co., OH, Sales Tax, Sub-Ser. B .........................     5.250    12/01/19        1,013
    2,000   Hamilton, OH, CSD GO ............................................     5.500    12/01/19        2,068
    1,250   Kings, OH, LSD GO ...............................................     5.950    12/01/19        1,360
      500   Akron, OH, GO ...................................................     5.800    11/01/20          534
      705   Dublin, OH, Var. Purp. Impt. GO .................................     5.000    12/01/20          695
      500   East Holmes, OH, LSD School Impt. GO ............................     6.125    12/01/20          550
      500   Greene Co., OH, Sewer Sys. Rev. .................................     5.125    12/01/20          501
    1,000   Greene Co., OH, Sewer Sys. Rev ..................................     5.625    12/01/20        1,049
    1,500   Nordonia Hills, OH, CSD Sch. Impt. GO ...........................     5.375    12/01/20        1,532
      525   Kings, OH, LSD GO ...............................................     6.050    12/01/21          576
      500   Lake, OH, LSD GO ................................................     5.750    12/01/21          531
    1,000   Summit Co., OH, GO ..............................................     6.000    12/01/21        1,097
    1,000   Alliance, OH, CSD GO ............................................     5.500    12/01/22        1,026
    1,035   Lima, OH, CSD ...................................................     5.500    12/01/22        1,060
      500   Morgan, OH, LSD GO ..............................................     5.750    12/01/22          526
    1,250   Scioto Valley, OH, LSD ..........................................     5.650    12/01/22        1,300
    1,000   Hamilton, OH, CSD GO ............................................     5.625    12/01/24        1,040
    1,000   Hilliard, OH, CSD GO ............................................     5.750    12/01/24        1,061
    1,000   Kings, OH, LSD GO ...............................................     5.650    12/01/24        1,033
    1,250   Ohio St. University General Receipts Rev., Ser. A ...............     5.750    12/01/24        1,322
    1,250   University of Cincinnati, OH, COP (Jefferson Ave. Residence Hall)     5.125    06/01/28        1,230
    1,000   Hilliard, OH, CSD GO ............................................     5.750    12/01/28        1,060
      925   Licking Heights, OH, LSD GO .....................................     6.400    12/01/28        1,090
---------                                                                                              ---------
$  58,083   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $57,237) ........................................                          $  60,951
                                                                                                       ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       45

OHIO INSURED TAX-FREE FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING RATE NOTES-- 1.0%                                            RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     400   Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D
               (Cleveland Clinic Foundation) ................................     5.000    01/02/01    $     400
      200   Hamilton Co.,OH Hosp. Facs. (Health Alliance) ...................     4.780    01/05/01          200
---------                                                                                              ---------
$     600   TOTAL FLOATING RATE NOTES
---------   (Amortized Cost $600) ...........................................                          $     600
                                                                                                       ---------
$  58,683   TOTAL INVESTMENTS AT VALUE-- 99.4% (Amortized Cost $57,837) .....                          $  61,551
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.6% ....................                                390
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $  61,941
                                                                                                       =========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2000.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CP - Commercial Paper
CSD - City School District
EDR - Economic Development Revenue
GO - General Obligation
GRANS - Grant Revenue Anticipation Notes
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SFM - Single Family Mortgage
TANS - Tax Anticipation Notes
TRANS - Tax Revenue Anticipation Notes
USD - Unified School District
VRDN - Variable Rate Demand Notes

                           TOUCHSTONE FAMILY OF FUNDS

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Suite 300
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Suite 300
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

                                                            --------------------
                                                                  PRESORTED
                                                                 STANDARD A
                                                             U.S. POSTAGE PAID
                                                             SOUTH SUBURBAN, IL
                                                                PERMIT #3602
                                                            --------------------
                                                        Return Service Requested

[LOGO]    TOUCHSTONE
          ----------------------------------------------------------------------
                                                                 FAMILY OF FUNDS

                                                               FORM TSF-101-0101